CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 2,086,031.4	$ 25,030.4	₨ 1,387,395.2
Investments held for trading, at fair value	461,245.3	5,534.5	135,831.1
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 2,070,953.6 and Rs. 1,792,147.6 (US$ 21,504.1), as of March 31, 2023 and March 31, 2024, respectively]	8,295,487.1	99,537.9	4,878,844.0
Securities purchased under agreements to resell	34,178.3	410.1	455,275.4
Loans [net of allowance of Rs. 365,164.5 and Rs. 457,346.5 (US$ 5,487.7), as of March 31, 2023 and March 31, 2024, respectively]	26,335,700.9	316,003.1	17,052,927.9
Accrued interest receivable	249,644.5	2,995.5	186,091.2
Property and equipment, net	147,030.4	1,764.2	87,569.7
Intangible assets, net	1,396,117.2	16,752.1	0.0
Goodwill	1,629,510.3	19,552.6	74,937.9
Other assets	2,528,211.3	30,336.1	1,496,751.6
Separate account assets	955,416.3	11,464.1	0.0
Total assets	44,118,573.0	529,380.6	25,755,624.0
Liabilities:
Interest-bearing deposits	20,688,406.2	248,241.0	16,097,459.3
Non-interest-bearing deposits	3,079,829.4	36,955.0	2,729,176.3
Total deposits	23,768,235.6	285,196.0	18,826,635.6
Securities sold under repurchase agreements	56,541.0	678.4	0.0
Short-term borrowings	1,313,737.1	15,763.6	1,089,897.5
Accrued interest payable	238,638.8	2,863.4	112,463.2
Long-term debt	6,648,772.0	79,778.9	2,054,436.4
Accrued expenses and other liabilities	1,295,002.8	15,538.8	754,353.4
Separate account liabilities	955,416.3	11,464.1	0.0
Liabilities on policies in force	1,763,979.1	21,166.1	0.0
Undistributed policy holders earnings account	192,067.5	2,304.6	0.0
Total liabilities	36,232,390.2	434,753.9	22,837,786.1
Commitments and contingencies (see note: 28)
Shareholders' equity:
Equity shares: par value Rs. 1.0 each; authorized 6,500,000,000 shares and 11,906,100,000 shares; issued and outstanding 5,579,742,786 shares and 7,596,910,662 shares, as of March 31, 2023 and March 31, 2024, respectively	7,596.9	91.2	5,579.7
Additional paid-in capital	4,344,576.8	52,130.8	883,371.9
Retained earnings	1,746,416.9	20,955.3	1,447,784.1
Statutory reserve	881,143.2	10,572.9	643,738.7
Accumulated other comprehensive income/ (loss)	(15,540.4)	(186.5)	(68,273.7)
Treasury stock, at cost	(16,866.0)	(202.4)	0.0
Total HDFC Bank Limited shareholders' equity	6,947,327.4	83,361.3	2,912,200.7
Noncontrolling interest in subsidiaries	938,855.4	11,265.4	5,637.2
Total shareholders' equity	7,886,182.8	94,626.7	2,917,837.9
Total liabilities and shareholders' equity	₨ 44,118,573.0	$ 529,380.6	₨ 25,755,624.0